Submission	Aug. 06, 2025
Submission [Line Items]
Central Index Key	0001984165
Registrant Name	CAZ Strategic Opportunities Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES